Shareholder Fees {- Fidelity Series International Developed Markets Bond Index Fund}	Aug. 04, 2021 USD ($)
NF_12.31 Fidelity Series International Developed Markets Bond Index Fund Series PRO-01 | Fidelity Series International Developed Markets Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none